Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Principal Subsidiaries
Principal subsidiaries details

Principal subsidiaries for the Barclays Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company name		Nature of business	%	%	%
Barclays Bank PLC	England	Banking, holding Company	100	3	-
Barclays Bank UK PLC	England	Banking, holding Company	100	-	-
Barclays Bank Ireland PLC	Ireland	Banking, holding Company	100	-	-
Barclays Services Limited	England	Service Company	100	-	-
Barclays Capital Inc.	United States	Securities dealing	100	-	-
Barclays Capital Securities Limited	England	Securities dealing	100	-	-
Barclays Securities Japan Limited	Japan	Securities dealing	100	-	-
Barclays Bank Delaware	United States	Credit card issuer	100	-	-

Entities excluded from consolidation

An interest in equity voting rights exceeding 50% would typically indicate that the Barclays Group has control of an entity. However, the entity set out below is excluded from consolidation because the Barclays Group does not have exposure to its variable returns.

		Percentage of voting rights held	Equity shareholders' funds	Retained profit for the year
Country of registration or incorporation	Company name	%	£m	£m
Cayman Islands	Palomino Limited	100	-	-